Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment charge	$ 0		$ 0	$ 0
Tax Examination, Description	tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.		tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
Number of warrant shares outstanding	2,006,250		1,631,250	1,631,250	1,500,000
Number of stock options shares outstanding			2,540,000	300,000	300,000
Common Stock, Par or Stated Value Per Share	$ 0.000001		$ 0.000001	$ 0.000001
Potentially dilutive securities outstanding	3,521,250	2,347,250	4,171,250	1,931,250
Advertising costs	$ 230,564	$ 210,642	$ 490,403	$ 765,441
Convertible Notes Payable [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	750,000
Warrants [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of warrant shares outstanding	2,006,250	1,631,250	1,631,250	1,631,250
Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of stock options shares outstanding	1,515,000	716,000	2,540,000	300,000